Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment reporting
26.	Segment reporting

The Company evaluates segment reporting in accordance with FASB Accounting Standards Codification Topic 280.

The Company’s chief operating decision maker (CODM) has been identified as the chief executive officer, who reviews segment results when making decisions about allocating resources and assessing performance of the Company.

For the purpose of internal reporting and management’s operation review, the Company has determined that before acquisition of Popeyes, the Company operated Tim Hortons only and hence identified one reportable segment; subsequent to acquisition of Popeyes and prior to the disposal, it operated under two reportable segments, namely, Tim Hortons and Popeyes; and after the disposal of Popeyes, one reportable segment, which is Tim Hortons.

The Company defines segment loss before income taxes, the measure of segment profit or loss, as loss before income taxes (computed in accordance with GAAP) excluding income/(loss) from discontinued operations, service expenses incurred at headquarter, share-based compensation, interest income and expenses, foreign currency transaction gain/(loss), loss of debt extinguishment, changes in fair value of Deferred Contingent Consideration, convertible notes, warrant liabilities, ESA derivative liabilities.

The Company didn’t include assets information in the segment disclosure since no asset information provided to the CODM.

The following is reconciliation of the Company’s consolidated loss from continuing operations before income taxes to reportable segment loss before taxes. No additional reconciliation of reportable segment revenue since no further reconciliation item between the Company’s consolidated total revenue and segment revenue.

	For the year Ended December 31,
	2025	2024	2023
Loss from continuing operations before income taxes	(435,328,071)	(458,313,989)	(839,632,731)
Plus (deduct):
Service expenses incurred at headquarter	28,631,967	22,372,238	26,739,174
Share-based compensation	2,829,018	1,045,008	65,045,401
Interest income	(3,528,064)	(3,202,948)	(14,182,881)
Interest expense	16,679,066	22,448,159	20,419,992
Foreign currency transaction loss/(gain)	1,119,173	(3,484,612)	16,771,123
Loss of the debt extinguishment	(73,078,104)	10,657,161	-
Changes in fair value of Deferred Contingent consideration	-	16,941,248	26,106,460
Changes in fair value of convertible notes	(30,626,980)	65,874,310	58,280,908
Changes in fair value of warrant liabilities	-	-	83,966,126
Changes in fair value of ESA derivative liabilities	-	-	(19,654,006)
Segment loss before income taxes	(493,301,995)	(325,663,425)	(576,140,434)